UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21681
Guggenheim Enhanced Equity Income Fund
(Exact name of registrant as specified in charter)
2455 Corporate West Drive Lisle, IL 60532
(Address of principal executive offices) (Zip code)
Amy J. Lee 2455 Corporate West Drive Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: December 31
Date of reporting period: January 1, 2013 – March 28, 2013

Item 1.                      Schedule of Investments.
                  Attached hereto.

GPM Guggenheim Enhanced Equity Income Fund
Portfolio of Investments
March 28, 2013 (unaudited)

Number
of Shares	Description			Value
	Long-Term Investments - 113.9%
	Exchange Traded Funds (a) - 113.9%
196,100	Consumer Discretionary Select Sector SPDR			$10,385,456
63,800	Energy Select Sector SPDR			5,060,616
230,900	Health Care Select Sector SPDR			10,609,855
149,800	iShares Dow Jones US Real Estate Index			10,408,104
109,900	iShares Russell 2000 Index			10,359,174
603,000	PowerShares QQQ Trust, Series 1			41,588,910
85,000	ProShares Ultra QQQ			5,218,150
108,000	SPDR Dow Jones Industrial Average ETF Trust			15,705,360
464,200	SPDR S&P 500 ETF Trust			72,670,510
341,300	Technology Select Sector SPDR			10,331,151
272,100	Utilities Select Sector SPDR			10,625,505
	(Cost $200,151,505)			202,962,791

	Short-Term Investments - 0.5%
	Money Market Fund - 0.5%
815,228	Dreyfus Treasury Prime Cash Management Institutional Shares			815,228
	(Cost $815,228)

	Total Investments - 114.4%
	(Cost $200,966,733)			203,778,019
	Liabilities in excess of Other Assets - (0.1%)			(108,451)
	Total Value of Options Written - (1.1%) (Premiums received $1,465,771)			(1,888,786)
	Borrowings - (13.2% of Net Assets or 11.5% of Total Investments)			(23,500,000)
	Net Assets - 100.0%			$ 178,280,782

Contracts (100 shares per contract)	Options Written	Expiration Month	Exercise Price	Value
	Call Options Written (b) - (1.1%)
1,961	Consumer Discretionary Select Sector SPDR	April 2013	$54.00	$(36,279)
638	Energy Select Sector SPDR	April 2013	80.00	(48,169)
2,309	Health Care Select Sector SPDR	April 2013	45.00	(271,307)
1,498	iShares Dow Jones US Real Estate Index	April 2013	70.00	(55,426)
1,099	iShares Russell 2000 Index	April 2013	95.00	(97,811)
6,030	PowerShares QQQ Trust Series 1	April 2013	70.00	(195,975)
850	ProShares Ultra QQQ	April 2013	63.00	(50,150)
1,080	SPDR Dow Jones Industrial Average ETF Trust	April 2013	146.00	(112,860)
4,642	SPDR S&P 500 ETF Trust	April 2013	157.00	(684,695)
3,413	Technology Select Sector SPDR	April 2013	31.00	(20,478)
2,721	Utilities Select Sector SPDR	April 2013	38.00	(315,636)

	Total Value of Options Written - (1.1%)
	(Premiums received $1,465,771)			$(1,888,786)

S&P - Standard & Poor's

(a)	Securities represent cover for outstanding options written. All of these securities have been physically segregated as collateral for borrowings outstanding.
(b)	Non-income producing security.

See previously submitted notes to financial statements for the period ended December 31, 2012.

Country Allocation*
United States	100.0%

* Subject to change daily. Based on total investments.

At March 28, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$208,870,623	$2,824,693	$(7,917,297)	$(5,092,604)

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over-the-counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued, or if there are no sales, at the mean between the last available bid and ask prices on that day. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Debt securities are valued by independent pricing services or dealers using the bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. Exchange traded options are valued at the mean between the last available bid and asked prices on the principal exchange on which they are traded. The Fund values money market funds at net asset value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees. A valuation committee consisting of representatives from investments, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, preice overrides, broker quoted securities, price source changes, illiquid securities, stale priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund's Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value”. Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. Money market funds are valued at net asset value. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using independent pricing providers who employ various observable market inputs. The Fund did not have any Level 2 or Level 3 securities during the period ended March 28, 2013.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Valuations (in $000s)
Assets:
Exchange Traded Funds	$202,963	$-	$-	$202,963
Money Market Fund	815	-	-	815
Total	$203,778	$-	$-	$203,778

Liabilities:
Call Options Written	$1,889	$-	$-	$1,889
Total	$1,889	$-	$-	$1,889

There were no transfers between valuation levels as of the report date when compared to the valuation levels at the end of the previous fiscal year.

Item 2.                      Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation  that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.                      Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Enhanced Equity Income Fund

By:                /s/ Donald C. Cacciapaglia
Name:           Donald C. Cacciapaglia
Title:             Chief Executive Officer

Date:             May 16, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:                /s/ Donald C. Cacciapaglia
Name:           Donald C. Cacciapaglia
Title:             Chief Executive Officer

Date:             May 16, 2013

By:                 /s/ John L. Sullivan
Name:           John L. Sullivan
Title:             Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:             May 16, 2013